Securities (Amortized Cost And Fair Value Of Available-For-Sale Securities Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 11,845	$ 14,055
Gross Unrealized Gains	10	30
Gross Unrealized Losses	82	27
Fair Value	11,773	14,058
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	11,499	13,521
Gross Unrealized Gains		11
Gross Unrealized Losses	82	27
Fair Value	11,417	13,505
Mortgage-Backed Securities - Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	236	345
Gross Unrealized Gains	8	12
Gross Unrealized Losses
Fair Value	244	357
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	110	189
Gross Unrealized Gains	2	7
Gross Unrealized Losses
Fair Value	$ 112	$ 196